DEBTS PAYABLE AND SENIOR SECURED NOTES - Changes in debt other than senior secured notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Senior secured notes
Debt issuance costs	$ (9,049)
Amortization of financing costs	2,341	$ 2,292
Less: discounted to fair value	23,023	63,088
Debts payable
Senior secured notes
Debts payable (Period Beginning)	235,524	133,858
Debt Discount (Premium)	(199)	598	$ 951
Incurred through earn-out provision		14,934
Debt issuance costs	(1,000)
Amortization of financing costs	50
Debt issued	66,245	68,000
Construction financing	2,024	36,303
Less: extinguishment related to sale of Arizona business	(22,505)
Less: repayment	(52,029)	(17,924)
Less: discounted to fair value		(598)
Debts payable (Period end)	229,856	235,524
Debt Instrument After Financing Costs, Before Premium Or Discount	228,907
Less: discounted to fair value	199	$ (598)	$ (951)
Total debts payable as of December 31, 2023	228,708
Total accrued interest payable related to debts payable as of December 31, 2023	$ 7,513